united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2014
Principal ($)		Value
	ASSET BACKED SECURITIES - 21.4%
435,131	Accredited Mortgage Loan Trust 2004-3, 2.195% due 10/25/34	$ 393,353
2,915,000	Ameriquest Mortgage Securities Trust 2006-R1, 0.580% due 3/25/36	1,984,445
1,000,000	Bear Stearns Asset Backed Securities I Trust 2005-AQ1, 1.520% due 3/25/35	539,895
55,196	Bear Stearns Asset Backed Securities Trust 2003-3, 0.760% 6/25/43	52,845
654,810	CDC Mortgage Capital Trust 2004-HE-1, 1.970% due 6/25/34	594,362
1,548,213	CDC Mortgage Capital Trust 2004-HE-3, 1.955% due 11/25/34	1,404,632
1,265,803	Centex Home Equity Loan Trust 2002-C, 1.320% due 9/25/32	716,951
367,003	Centex Home Equity Loan Trust 2004-D, 1.170% due 9/25/34	281,741
1,103,490	Countrywide Alternative Loan Trust 2006-36T2, 1.070% due 12/25/36	711,689
3,022,348	Countrywide Alternative Loan Trust 2007-OA4, 0.390% due 5/25/47	1,775,992
424,111	Countrywide Asset-Backed Certificates, 0.710% due 4/25/32	296,800
2,000,000	Countrywide Asset-Backed Certificates, 0.890% due 1/25/36	1,511,606
462,927	CWABS Inc Asset-Backed Certificates Series 2004-1, 0.995% due 3/25/34	430,658
410,273	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1.895% due 7/25/34	372,282
2,077,000	Credit-Based Asset Servicing and Securitization LLC, 5.400% due 4/25/36, 144A	1,537,125
2,920,000	Credit-Based Asset Servicing and Securitization LLC, 0.870% due 7/25/36, 144A	2,064,043
771,339	Delta Funding Home Equity Loan Trust 1998-1, 7.790% due 5/25/30	765,638
1,121,451	Delta Funding Home Equity Loan Trust 2000-2, 8.860% due 8/15/30	957,119
1,740,325	Equifirst Mortgage Loan Trust 2005-1, 0.880% due 4/25/35	1,148,867
1,310,068	Finance America Mortgage Loan Trust 2004-3, 1.190% due 11/25/34	1,123,698
5,000,000	First Frankin Mortgage Loan Trust 2005-FFH3, 0.840% due 9/25/35	3,615,945
3,100,000	First Frankin Mortgage Loan Trust 2005-FFH4, 0.655% due 12/25/35	2,237,270
4,200,000	First NLC Trust 2005-4, 0.660% due 2/25/36	2,143,315
1,390,000	Fremont Home Loan Trust 2005-C, 0.690% due 7/25/35	1,013,165
2,926,000	GSAA Home Equity Trust, 1.370% due 6/25/35	1,811,016
237,122	Home Equity Asset Trust, 2.720% due 3/25/33	172,114
936,932	Home Equity Asset Trust, 1.670% due 3/25/35	795,820
7,234,000	HomeBanc Mortgage Trust 2006-2, 0.485% due 12/25/36	4,626,895
271,105	Longbeach Mortgage Loan Trust 2001-2, 3.095% due 7/25/31	245,669
956,389	Longbeach Mortgage Loan Trust 2003-4, 3.400% due 8/25/33	908,483
2,083,992	Meritage Mortgage Loan Trust 2005-2, 0.970% due 11/25/35	1,359,109
1,376,890	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1.480% due 12/25/34	1,076,290
434,145	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1.270% due 1/25/35	334,402
345,905	Morgan Stanley ABS Capital I Inc Trust 2006-HE3, 0.330% due 4/25/36	338,967
104,022	Morgan Stanley Dean Witter Capital I Inc Trust 2001-AM1,2.270% due 2/25/32	80,663
544,989	Morgan Stanley Home Equity Loan Trust 2007-2, 0.270% due 4/25/37	348,136
821,805	Morgan Stanley Mortgage Loan Trust 2007-8XS, 6.000% due 4/25/37	543,864
885,239	New Century Home Equity Loan Trust 2004-1, 2.500% due 5/25/34	711,064
1,027,807	New Century Home Equity Loan 2004-3, 1.745% due 11/25/34	891,207
3,161,092	New Century Home Equity Loan 2005-1, 1.235% due 3/25/35	2,386,287
173,790	Option One Mortgage Accep Corp., 3.170% due 6/25/33	167,289
600,000	Park Place Securities, Inc., 0.660% due 8/25/35	466,494
1,068,399	Renaissance Home Equity Loan Trust 2004-3, 5.157% due 11/25/34	993,412
212,473	Structured Asset Investment Loan Trust 2004-8, 1.100% due 9/25/34	188,049
8,300,000	Structured Asset Investment Loan Trust 2005-10, 0.600% due 12/25/35	4,875,544
515,056	Structured Asset Securities Corp. 2005-WF1, 2.075% due 2/25/35	468,027
260,000	Terwin Mortgage Trust 2007-QHL1, 1.656% due 10/25/38, 144A	146,696
	TOTAL ASSET BACKED SECURITIES (Cost $47,615,489)	51,608,933

	BANK DEBT - 3.6%
	OIL - FIELD SERVICES - 1.2%
2,200,550	Crowne Group LLC, 6.000% due 9/30/20	2,167,542
708,490	Crowne Group LLC, 9.000% due 9/30/21	701,405
		2,868,947
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2014
Principal ($)		Value
	BANK DEBT - 1.1% (Continued)
	OIL - FIELD SERVICES - 1.3%
3,154,967	Stallion Oilfield Holdings, Inc., 8.000% due 6/19/18,	$ 2,701,441

	TRANSPORTATION - TRUCK - 1.3%
3,036,059	YRC WorldWide, 8.000% due 2/13/19	3,017,099

	TOTAL BANK DEBT (Cost $9,120,029)	8,587,487

	CORPORATE BONDS AND NOTES - 57.8%
	ALTERNATIVE WASTE TECHNOLOGY - 0.4%
1,000,000	ADS Waste Holdings, Inc. 8.250% due 10/1/20	1,005,000

	APPLICATION SOFTWARE - 0.1%
320,000	Emdeon, Inc., 11.000% due 12/31/19	349,200

	AUTO/TRUCK PARTS & EQUPIMENT - 0.3%
800,000	Schaeffler Holding Finance BV 6.875% due 8/15/18, 144A	838,000

	AUTO-CARS/LIGHT TRUCKS - 1.3%
2,750,000	Chrysler Group LLC. 8.250% due 6/15/21	3,059,375

	BUILDING PRODUCTS - CEMENT - 0.7%
1,550,000	US Concrete, Inc., 8.500% due 12/1/18	1,627,500

	BUILDING & CONSTRUCT PRODUCT - MISC - 3.2%
3,647,000	Brundage-Bone Concrete Pumping, Inc., 10.375% due 9/1/21, 144A	3,742,734
1,156,000	Euramax International, Inc. 9.500% due 4/1/16	1,075,080
3,000,000	Ply Gem Industries, Inc., 6.500% due 2/1/22	2,831,250
		7,649,064
	CABLE/SATELLITE TV - 1.2%
1,835,000	CCO Holdings LLC, 7.250% due 10/30/17	1,911,611
950,000	CCO Holdings LLC, 7.000% due 1/15/19	988,000
		2,899,611
	CAPACITORS - 1.5%
3,565,000	Kemet Corp., 10.500% due 5/1/18	3,654,125

	CASINO HOTEL - 1.2%
2,775,000	Marina District Finance Co., Inc., 9.875% due 8/15/18	2,917,219

	CELLULAR TELECOM - 0.5%
1,180,000	Sprint Communications,Inc., 7.250% due 9/15/21	1,175,575

	CHEMICALS - DIVERSIFIED - 0.3%
570,000	Celanese US Holdings LLC., 5.875% due 6/15/21	607,050

	CHEMICALS - SPECIALTY - 0.3%
794,000	HIG BBC Intermediate Holdings, Inc., 10.500% due 9/15/18, 144A	774,150

	COAL - 0.1%
172,000	SunCoke Energy, Inc., 7.625% due 8/1/19	177,289
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2014
Principal ($)		Value
	COMPUTER SERVICES - 2.0%
800,000	IHS, Inc., 5.000% due 11/1/22, 144A	$ 796,000
3,877,000	SunGard Data Systems, Inc., 7.375% due 11/15/18	4,036,926
		4,832,926
	CONSUMER PRODUCTS - MISC - 1.3%
300,000	American Achievement Corp., 10.875% due 4/15/16, 144A	288,000
2,844,000	Armored Autogroup, Inc., 9.250% due 11/1/18	2,844,000
		3,132,000
	CONTAINERS - PAPER & PLASTIC - 2.3%
5,615,000	PaperWorks Industries, Inc., 9.500% due 8/15/19, 144A	5,636,056

	DATA PROCESSING & MANAGEMENT - 1.4%
3,015,000	First Data Corp., 11.750% due 8/15/21	3,474,788

	DISPOSABLE MEDICAL PRODUCTS - 0.6%
1,340,000	ConvaTec Finance International SA., 8.250% due 1/15/19, 144A	1,360,938

	DISTRIBUTION/WHOLESALE - 1.3%
480,000	Brightstar Corp., 9.500% due 12/1/16, 144A	504,600
2,000,000	HD Supply, Inc., 11.500% due 7/15/20	2,300,000
245,000	Interline Brands, Inc., 10.000% due 11/15/18	257,250
		3,061,850
	DIVERSIFIED OPERATIONS - 1.4%
1,500,000	Alphabet Holding Co., Inc., 7.750% due 11/1/17	1,275,000
2,048,000	Boart Longyear Management Pty Ltd., 10.000% due 10/1/18, 144A	2,150,400
		3,425,400
	ELECTRIC - INTEGRATED - 0.8%
1,169,000	Energy Future Intermediate Holding Co LLC, 11.000% due 10/1/21	1,385,265
490,000	Energy Future Intermediate Holding Co LLC, 11.750% due 3/1/22, 144A	583,100
		1,968,365
	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.2%
6,321,000	Amkor Technology, Inc., 7.375% due 5/1/18	6,542,235
1,000,000	Freescale Semiconductor, Inc., 10.750% due 8/1/20	1,095,000
		7,637,235
	ENTERPRISE SOFTWARE & SERVICES - 0.6%
1,000,000	BMC Software, Inc., 7.250% due 6/1/18	972,500
500,000	Eagle Midco, Inc., 9.000% due 6/15/18, 144A	513,750
		1,486,250
	FINANCE - COMMERCIAL - 0.2%
550,000	Jefferies Finance LLC, 6.875% due 4/15/22, 144A	506,000

	FINANCE - COMMERCIAL LOANS - 0.4%
1,195,000	TitleMax Finance Corp., 8.500% due 9/15/18, 144A	1,009,775

	FINANCE - LEASING COMPANY - 0.6%
1,350,000	Fly Leasing Ltd., 6.375% due 10/15/21	1,333,125

	FINANCE - OTHER SERVICES - 0.2%
500,000	Icahn Enterprises Finance Corp., 5.875% due 2/1/22	504,688

	FOOD - WHOLESALE - 1.5%
3,375,000	U.S. Foods, Inc., 8.500% due 6/30/19	3,580,875
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2014
Principal ($)		Value
	HOSPITAL BEDS & EQUIPMENT - 0.9%
2,000,000	Kinetic Concepts, Inc., 10.500% due 11/1/18	$ 2,180,000

	INDEPENDENT POWER PRODUCER - 0.5%
500,000	Genon Energy, Inc., 9.500% due 10/15/18	500,000
699,000	Genon Energy, Inc., 9.875% due 10/15/20	692,010
		1,192,010
	MACHINERY - CONSTRUCTION & MINING - 1.1%
500,000	BlueLine Rental Finance Corp., 7.000% due 2/1/19, 144A	513,750
2,175,000	Vander Intermediate Holding II Corp., 9.750% due 2/1/19, 144A	2,256,562
		2,770,312
	MACHINERY - FARM - 1.0%
2,100,000	Case New Holland Industrial, Inc., 7.875% due 12/1/17	2,320,500

	MACHINERY - GENERAL INDUSTRY - 3.2%
955,000	Manitowoc Co, Inc., 5.875% due 10/15/22	974,100
7,140,000	Tempel Steel Co., 12.000% due 8/15/16, 144A	6,747,300
		7,721,400
	MEDICAL - BIOMEDICAL - 0.2%
400,000	STHI Holding Corp., 8.000% due 3/15/18, 144A	418,500

	MEDICAL - DRUGS - 0.7%
528,000	Valeant Pharmaceuticals International., 6.875% due 12/1/18, 144A	546,612
1,000,000	Valeant Pharmaceuticals International, Inc., 7.500% due 7/15/21, 144A	1,083,750
		1,630,362
	MEDICAL - HMO - 0.2%
450,000	Centene Corp., 4.750% due 5/15/22	451,688

	MEDICAL - HOSPITALS - 0.6%
1,440,000	Capella Healthcare, Inc., 9.250% due 7/1/17	1,498,500

	MEDICAL - PRODUCTS - 0.1%
250,000	Mallinckrodt International Finance SA, 3.500% due 4/15/18	242,813

	METAL - COPPER - 1.8%
4,742,000	Cobre Del Mayo SA de CV, 10.750% due 11/15/18	4,398,205

	MUSIC - 1.2%
3,022,000	Gibson Brands, Inc., 8.875% due 8/1/18, 144A	2,916,230

	NON - FERROUS METALS - 0.6%
1,647,000	Thompson Creek Metals Co, Inc., 7.375% due 6/1/18	1,358,775

	OIL EXPLORATION & PRODUCTION - 1.2%
5,904	Quicksilver Resources, Inc., 7.000% due 6/21/19	4,391
10,548	Quicksilver Resources, Inc., 7.000%due 6/21/19	7,845
1,011,808	Quicksilver Resources, Inc., 7.000% due 6/21/19	752,532
499,000	Quicksilver Resources, Inc., 7.000% due 6/21/19, 144A	373,003
1,690,000	Seventy Seven Operating LLC., 6.625% due 11/15/19	1,292,850
832,000	Swift Energy Co., 7.125% due 6/1/17	495,040
		2,925,661
	OIL & GAS DRILLING - 2.1%
2,140,000	Seadrill Ltd., 6.125% due 9/15/17, 144A	1,904,600
5,666,000	Sidewinder Drilling, Inc., 9.750% due 11/15/19, 144A	3,215,455
		5,120,055
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2014
Principal ($)		Value
	OIL - FIELD SERVICES - 0.8%
573,000	Freeport-McMoran Oil & Gas LLC., 6.875% due 2/15/23	$ 638,895
1,405,000	Petroleum Geo-Services ASA, 7.375% due 12/15/18, 144A	1,187,225
		1,826,120
	OIL - US ROYALTY TRUSTS - 0.5%
1,781,000	IronGate Energy Services LLC., 11.000% due 7/1/18, 144A	1,202,175

	PAPER & RELATED pRODUCTS - 0.4%
1,000,000	Cascades, Inc., 7.875% due 1/15/20	1,045,000

	PIPELINES - 0.2%
500,000	NuStar Logistics LP, 8.150% due 4/15/18	563,300

	PRINTING - COMMERCIAL - 0.7%
1,450,000	RR Donnelley & Sons Co., 7.625% due 6/15/20	1,598,625

	PUBLISHING - NEWSPAPERS - 0.3%
660,000	Gannett Co., Inc., 7.125% due 9/1/18	682,275

	RENTAL AUTO & EQUIPMENT - 0.4%
1,000,000	Hertz Corp., 7.500% due 10/15/18	1,040,000

	RESEARCH & DEVELOPMENT- 0.1%
280,000	Jaguar Holding Co., 9.375% due 10/15/17, 144A	286,860

	RESORTS - THEME PARKS - 0.1%
327,000	Vail Resorts, Inc., 6.500% due 5/1/19	339,058

	RETAIL - ARTS & CRAFTS - 0.5%
1,185,000	Michaels FinCo Holdings LLC., 7.500% due 8/1/18, 144A	1,211,663

	RETAIL - DISCOUNT - 0.2%
400,000	99 Cents Only Stores., 11.000% due 12/15/19	426,000

	RETAIL - DRUG STORE - 0.5%
1,215,000	Rite Aid Corp., 6.750% due 6/15/21	1,260,563

	RETAIL - MAJOR DEPARTMENT STORE - 1.1%
2,500,000	Neiman Marcus Group Ltd., Inc., 8.000% due 10/15/21, 144A	2,656,250

	RETAIL - PET FOOD & SUPPLIES - 0.3%
605,000	Petco Holdings, Inc., 8.500% due 10/15/17, 144A	615,588

	SATELLITE TELECOM - 2.0%
2,500,000	Intelsat Jackson Holdings SA, 7.500% due 4/1/21	2,684,375
2,000,000	Intelsat Luxembourg SA, 8.125% due 6/1/23	2,050,000
		4,734,375
	SEISMIC DATA COLLECTION - 0.1%
368,000	CGG SA, 7.750% due 5/15/17	317,400

	TELECOM SERVICES - 1.4%
1,475,000	Altice SA., 7.750% due 5/15/22, 144A	1,481,453
1,333,000	Digicel Ltd., 8.250% due 9/1/17, 144A	1,356,328
662,000	Qwest Corp., 7.200% due 11/10/26	665,982
		3,503,763
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2014
Principal ($)		Value
	TELEPHONE INTEGRATED - 2.4%
530,000	Cincinnati Bell, Inc., 8.750% due 3/15/18	$ 545,370
810,000	Cincinnati Bell, Inc., 8.375% due 10/15/20	854,550
2,275,000	Level 3 Financing, Inc., 8.125% due 7/1/19	2,428,563
1,800,000	Windstream Corp., 8.125% due 9/1/18	1,869,300
		5,697,783
	TELEVISION - 0.7%
280,000	LIN Television Corp., 8.375% due 4/15/18	292,425
490,000	Univision Communications, Inc., 6.875% due 5/15/19,144A	511,438
475,000	Videotron Ltd., 6.375% due 12/15/15	476,187
332,000	Videotron Ltd., 9.125% due 4/15/18	344,036
		1,624,086
	TRANSPORTATION - EQUIPMENT & LEASING - 0.1%
118,272	AWAS Aviation Capital Ltd., 7.000% due 10/17/16, 144A	121,524

	TRANSPORTATION - MARINE - 0.4%
970,000	Hornbeck Offshore Services, Inc., 5.875% due 4/1/20	868,150

	VITAMINS & NUTRITION PRODUCTS - 0.1%
275,000	NBTY, Inc., 9.000% due 10/1/18	279,125

	WEB HOSTING & DESIGN- 0.2%
500,000	Equinix, Inc., 4.875% due 4/1/20	500,000

	TOTAL CORPORATE BONDS & NOTES (Cost $146,576,683)	139,228,123

	COMMERCIAL MORTGAGE BACKED SECURITIES - 9.7%
1,656,685	Banc of America Funding 2009-R5 Trust, 6.000% due 6/26/37, 144A	1,436,101
68,296	Bank of America Mortgage Securities 2003-5 3B4, 7.500% due 2/25/31, 144A	55,785
51,021	Bank of America Mortgage Securities 2003-5 3B5, 7.500% due 2/25/31, 144A	34,603
41,507	Bank of America Mortgage Securities 2003-5 3B6, 7.500% due 2/25/31, 144A	12,391
47,478	Bayview Commercial Asset Trust 2004-3, 1.770% due 1/25/35 144A	44,587
1,742,924	Bayview Commercial Asset Trust 2006-1, 0.690% due 4/25/36 144A	1,375,719
3,514,349	Bayview Commercial Asset Trust 2007-4, 0.605% due 9/25/37 144A	2,956,024
2,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP, 2.420% due 4/25/36, 144A	1,262,060
1,000,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 0.970% due 6/28/44	767,591
1,625,000	Credit Suisse Commercial Mortgage Trust Series 2006-C3, 5.806% due 6/15/38	912,990
150,000	Credit Suisse First Boston Mortgage Securities Corp., 5.279% due 8/15/38, 144A	145,709
5,369,431	GSAMP Trust 2006-S4, 0.3505% due 5/25/36	1,570,717
2,447,240	GSAMP Trust 2006-S4, 6.031% due 5/25/36	935,721
683,179	GSAMP Trust 2007-FM1, 0.240%% due 12/25/36	354,012
1,103,810	GSRPM Mortgage Loan Trust 2003-2, 3.095% due 6/25/33	908,453
140,785	Impac CMB Trust Series 2004-7, 1.175% due 11/25/34	118,576
778,394	Impac CMB Trust Series 2005-4, 0.815% due 5/25/35	622,041
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 5.865% due 4/15/45	784,200
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 5.865% due 4/15/45	1,795,167
1,694,033	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3, 2.869% due 9/25/37	1,397,989
992,000	Prime Mortgage Trust 2006-CL1, 0.570% due 2/25/35	656,642
1,033,660	Residential Asset Securities Corp., 2003-KS3 Trust, 1.175% due 5/25/33	822,648
903,674	Residential Asset Securities Corp., 2004-KS3 Trust, 1.730% due 4/25/34	659,567
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2014
Principal ($)		Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (Continued) - 9.7%
949,026	Residential Asset Mortgage Products 2004-RS11 Trust, 2.090% due 11/25/34	$ 847,305
1,410,131	Truman Capital Mortgage Loan Trust, 2.920% due 1/25/34, 144A	1,265,672
2,710,458	Voyager CBASS Delaware Trust, 0.400% due 2/26/37, 144A	424,139
1,245,000	Wachovia Mortgage Loan Trust Series 2005-WMC1, 0.860% due 10/25/35	923,227
228,862	WaMu Mortgage Pass-Through Certificates Series 2003-AR1 Trust, 2.142% due 3/25/33	204,616
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $22,520,961)	23,294,252

	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.0%
356,485	Freddie Mac REMICS, 6.529% due 8/15/35 (Cost $73,262)	80,404

	SHORT-TERM INVESTMENT - 11.3%
	MONEY MARKET FUND - 11.3%
27,260,340	Fidelity Institutional Money Market Fund-	27,260,340
	Money Market Portfolio, to yield 0.07% * (Cost $27,260,340)

	TOTAL INVESTMENTS - 103.8% (Cost $253,166,764) (a)	$ 250,059,539
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%	(9,115,544)
	NET ASSETS - 100.0%	$ 240,943,995

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $244,330,381 differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 14,878,681
	Unrealized Depreciation:	(9,149,523)
	Net Unrealized Appreciation:	$ 5,729,158

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December31, 2014 144A securities amounted to $58,796,593 or 24.40% of net assets.
ADR- American Depositary Receipt.

	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2014
Principal ($)		Value
	SECURITIES SOLD SHORT - (4.5)%
	CORPORATE BONDS - (4.5)%
	CELLULAR TECLECOM - (1.3)%
(3,450,000)	Sprint Communications, Inc., 6.000% due 11/15/22	$ (3,186,938)

	CHEMICALS - DIVERSIFIED - (0.3)%
(690,000)	DOW Chemical Company., 4.250% due 11/15/20	(739,620)

	CONTAINERS - PAPER & PLASTIC - (0.0)%
(1,000)	Packaging Dynamics Corp., 8.750% due 2/1/16, 144A	(1,005)

	DIVERSIFIED MANUFACTURE OPERATION - (0.8)%
(1,820,000)	Bombardier, Inc., 6.125% due 1/15/23, 144A	(1,860,950)

	ELECTRONIC COMPONENT - SEMICONDUCTOR - (0.8)%
(2,000,000)	Advanced Micro Devices, Inc., 7.500% due 8/15/22	(1,810,000)

	FINANCE - LEASING COMPANY - (0.2)%
(583,000)	Aircastle Ltd., 5.125% due 3/15/21	(584,458)

	FOOD - FLOUR & GRAIN - (0.6)%
(1,500,000)	Post Holdings, Inc., 6.000% due 12/15/22, 144A	(1,411,875)

	FOOD - MISC/DIVERSIFIED - (0.3)%
(745,000)	Big Heart Pet Brands., 7.625% due 2/15/19	(733,825)

	PRINTING - COMMERCIAL - (0.2)%
(350,000)	RR Donnelley & Sons Co., 6.500% due 11/15/23	(360,500)

	TOTAL SECURITIES SOLD SHORT (Proceeds $11,254,239)	$ (10,689,171)
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2014
		Unrealized Gain (Loss)
	SWAP CONTRACTS
	AEP Industries, Inc., Total Return Swap with Deutsche Bank AG London – March 15, 2015 – to receive Total Returns plus accrued interest on underlying investment (8.25% due 4/15/2019) vs. 3 month LIBOR (Notional Value $1,450,000)	$ 6,745

	Alta Mesa Hldngs/Finance, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (9 5/8% due 10/15/2018) vs. 3 month LIBOR (Notional Value $1,550,000)	(168,472)

	Advanced Micro Devices, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (6 3/4% due 3/1/2019) vs. 3 month LIBOR (Notional Value $4,000,000)	62,445

	American Achievement Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (10 7/8% due 4/15/2016) vs. 3 month LIBOR (Notional Value $1,550,000)	24,355

	Aircastle Ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (6 1/4% due 12/1/2019) vs. 3 month LIBOR (Notional Value $2,020,000)	(33,123)

	Bombardier, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 3/4% due 3/15/2020) vs. 3 month LIBOR (Notional Value $1,000,000)	(14,178)

	Bombardier, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 3/4% due 3/15/2020) vs. 3 month LIBOR (Notional Value $1,500,000)	(21,266)

	BMC Software, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 6/1/2018) vs. 3 month LIBOR (Notional Value $1,350,000)	(25,113)

	BMC Software, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 6/1/2018) vs. 3 month LIBOR (Notional Value $500,000)	42,447

	Brightstar Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (9 1/2% due 12/1/2016) vs. 3 month LIBOR (Notional Value $2,600,000)	111,628

	Brightstar Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 8/1/2018) vs. 3 month LIBOR (Notional Value $1,000,000)	1,677

	Beazer Homes USA, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (9 1/8% due 5/15/2019) vs. 3 month LIBOR (Notional Value $1,800,000)	(1,481)

	Beazer Homes USA, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (9 1/8% due 5/15/2019) vs. 3 month LIBOR (Notional Value $2,120,000)	16,601
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2014
		Unrealized Gain (Loss)
	Cincinnati Bell, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (8 3/4% due 3/15/2018) vs. 3 month LIBOR (Notional Value $598,000)	$ 13,864

	CIE GEN Geophysique, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 3/4% due 5/15/2017) vs. 3 month LIBOR (Notional Value $1,920,000)	(228,768)

	CIE GEN Geophysique, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 3/4% due 5/15/2017) vs. 3 month LIBOR (Notional Value $1,848,000)	(220,189)

	Chinos Intermed Hldgs, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 3/4% due 5/1/2019) vs. 3 month LIBOR (Notional Value $1,280,000)	(62,774)

	CCO Holdings LLC/ Chtr, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 10/30/2017) vs. 3 month LIBOR (Notional Value $1,373,000)	44,385

	Clearwire Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (14 3/4% due 12/1/2016) vs. 3 month LIBOR (Notional Value $540,000)	19,900

	Emdeon, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (11% due 12/31/2019) vs. 3 month LIBOR (Notional Value $1,000,000)	(21,466)

	Exterran Holdings, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 1/4% due 12/1/2018) vs. 3 month LIBOR (Notional Value $725,000)	(18,082)

	Fly Leasing Ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (6 3/4% due 12/15/2020) vs. 3 month LIBOR (Notional Value $1,270,000)	(42,220)

	Freescale Semiconductor., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (10 3/4% due 8/1/2020) vs. 3 month LIBOR (Notional Value $2,000,000)	(11,988)

	Gannet Company., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 1/8% due 9/1/2018) vs. 3 month LIBOR (Notional Value $1,911,000)	(20,095)

	Gannet Company., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 1/8% due 9/1/2018) vs. 3 month LIBOR (Notional Value $1,760,000)	3,219

	Hertz Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (4 1/4% due 4/1/2018) vs. 3 month LIBOR (Notional Value $1,000,000)	22,221
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2014
		Unrealized Gain (Loss)
	Hertz Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 10/15/2018) vs. 3 month LIBOR (Notional Value $4,020,000)	$ 114,105

	Hertz Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 10/15/2018) vs. 3 month LIBOR (Notional Value $5,000,000)	(17,647)

	Hertz Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 1/2% due 10/15/2018) vs. 3 month LIBOR (Notional Value $3,000,000)	83,278

	IGLOO Holdings Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (8 1/4% due 12/15/2017) vs. 3 month LIBOR (Notional Value $2,085,000)	(55,630)

	Jo-Ann Stores, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (9 3/4% due 10/15/2019) vs. 3 month LIBOR (Notional Value $1,475,000)	(96,880)

	Ladder Cap Fin LLLP/Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 10/1/2017) vs. 3 month LIBOR (Notional Value $1,515,000)	6,638

	Ladder Cap Fin LLLP/Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 10/1/2017) vs. 3 month LIBOR (Notional Value $1,200,000)	5,131

	M/I Homes, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (8 5/8% due 11/15/2018) vs. 3 month LIBOR (Notional Value $2,000,000)	(16,646)

	Mallinckrodt Intl Fin., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (4 3/4% due 4/15/2023) vs. 3 month LIBOR (Notional Value $500,000)	20,788

	99 Cents Only Stores, Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (11% due 12/15/2019) vs. 3 month LIBOR (Notional Value $1,265,000)	(88,297)

	Sabine Oil & Gas/Fin Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (9 3/4% due 2/15/2017) vs. 3 month LIBOR (Notional Value $2,000,000)	(723,420)

	Sabine Oil & Gas/Fin Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (9 3/4% due 2/15/2017) vs. 3 month LIBOR (Notional Value $3,000,000)	(1,085,131)

	Oppenheimer Holdings CL-A., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (8 3/4% due 4/15/2018) vs. 3 month LIBOR (Notional Value $1,000,000)	(774)
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2014
		Unrealized Gain (Loss)
	Petco Holdings, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (8 1/2% due 10/15/2017) vs. 3 month LIBOR (Notional Value $1,500,000)	$ 24,717

	Jaguar Holding Co., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (9 3/8% due 10/15/2017) vs. 3 month LIBOR (Notional Value $1,605,000)	37,657

	PetroQuest Energy, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (10% due 9/1/2017) vs. 3 month LIBOR (Notional Value $1,250,000)	(41,798)

	RR Donnelley & Sons Co., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 5/8% due 6/15/2020) vs. 3 month LIBOR (Notional Value $1,000,000)	(21,137)

	Sanmina Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (4 3/8% due 6/1/2019) vs. 3 month LIBOR (Notional Value $1,500,000)	8,957

	Seadrill Ltd., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (6 1/8% due 9/15/2017) vs. 3 month LIBOR (Notional Value $1,250,000)	(52,553)

	Sungard Dara Systems, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 3/8% due 11/15/2018) vs. 3 month LIBOR (Notional Value $2,673,000)	53,803

	Swift Energy Co., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 1/8% due 6/1/2017) vs. 3 month LIBOR (Notional Value $1,950,000)	(545,358)

	Sitel LLC/Sitel Fin Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (11% due 8/1/2017) vs. 3 month LIBOR (Notional Value $1,700,000)	(59,442)

	Istar Financial, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (4% due 11/1/2017) vs. 3 month LIBOR (Notional Value $2,410,000)	7,312

	STHI Holding Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (8% due 3/15/2018) vs. 3 month LIBOR (Notional Value $1,550,000)	(8,386)

	SunCoke Energy, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (7 5/8% due 8/1/2019) vs. 3 month LIBOR (Notional Value $900,000)	(11,714)

	Townsquare Radio LLC., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (9% due 4/1/2019) vs. 3 month LIBOR (Notional Value $1,900,000)	(35,905)
	Sandalwood Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2014
		Unrealized Gain (Loss)
	US Foods, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (8 1/2% due 6/30/2019) vs. 3 month LIBOR (Notional Value $1,500,000)	$ (20,928)

	Windstream Holdings, Inc., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (8 1/8% due 9/1/2018) vs. 3 month LIBOR (Notional Value $1,840,000)	(35,664)

	Paetec Holdings Corp., Total Return Swap with Deutsche Bank AG London – March 27, 2015 – to receive Total Returns plus accrued interest on underlying investment (9 7/8% due 12/1/2018) vs. 3 month LIBOR (Notional Value $674,000)	28,183

	Net Unrealized Depreciation on Swap Contracts	$ (3,046,469)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collatera

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.
The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 51,608,933	$ -	$ 51,608,933
Bank Debt	-	8,587,487	-	8,587,487
Corporate Bonds and Notes	-	139,228,123	-	139,228,123
Commercial Mortgage Backed Securities	-	23,294,252	-	23,294,252
U.S. Government and Agency Obligation	-	80,404	-	80,404
Short-Term Investment	27,260,340	-	-	27,260,340
Total	$ 27,260,340	$ 222,799,199	$ -	$ 250,059,539
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short - Corporate Bonds	$ -	$ 10,689,171	$ -	$ 10,689,171
Open Swap Contracts	-	3,046,469	-	3,046,469
Total	$ -	$ 13,735,640	$ -	$ 13,735,640

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/27/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 2/27/2015